Document and Entity Information	Oct. 19, 2021
Document And Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	Oct. 19, 2021
Entity Registrant Name	Mirion Technologies, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39352
Entity Tax Identification Number	83-0974996
Entity Address, Address Line One	1218 Menlo Drive
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30318
City Area Code	770
Local Phone Number	432-2744
Entity Information, Former Legal or Registered Name	GS Acquisition Holdings Corp II
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On October 25, 2021, Mirion Technologies, Inc., a Delaware corporation (the “Company”), filed a Current Report on Form 8-K (the “Original Report”) to report the Closing and related matters under Items 1.01, 2.01, 3.02, 4.01, 5.01, 5.02, 5.07, 8.01 and 9.01 of Form 8-K. Due to the large number of events to be reported under the specified items of Form 8-K, this Amendment No. 1 to the Original Report (this “Amendment No. 1”) is being filed to amend the Original Report to include additional matters related to the Transactions under Items 3.03, 5.03, 5.05 and 5.06 of Form 8-K.Capitalized terms used herein but not defined herein have the meanings given to such terms in the Original Report.
Current Fiscal Year End Date	--12-31
Amendment Flag	true
Entity Central Index Key	0001809987
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	200 West Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10282
Class A common stock, $0.0001 par value per share [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Class A common stock, $0.0001 par value per share
Trading Symbol	MIR
Security Exchange Name	NYSE
Redeemable warrants to purchase Class A common stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Redeemable warrants to purchase Class A common stock
Trading Symbol	MIRW
Security Exchange Name	NYSE